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                        Supplement dated May 1, 2005 to
                       Prospectus dated May 1, 2005 for:
                 ANNUICHOICE FLEXIBLE PREMIUM VARIABLE ANNUITY
            IQ3 THE SMART ANNUITY FLEXIBLE PREMIUM VARIABLE ANNUITY
              GRANDMASTER FLEX3 FLEXIBLE PREMIUM VARIABLE ANNUITY
                                   issued by
                   NATIONAL INTEGRITY LIFE INSURANCE COMPANY
                                  through its
                              Separate Account I

Due to a print error, the numbers "59 1/2" or "70 1/2" may appear in certain places in the prospectus as "59 0/00" or "70 0/00." Any such references should read, respectively, as "59 1/2" or "70 1/2."